EMPLOYMENT (Schedule of Average Number of Persons Employed) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Average number of employees	380	384	462
Research and development [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	23	26	25
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	99	105	119
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	258	253	318